Cash Flow Reconciliations - Reconciliation of equity offering arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows
Proceeds from GasLog Partners' preference unit offering (net of underwriting discounts and commissions)		$ 111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)		24
Equity related costs	$ (894)	(660)
Net proceeds from equity offerings in the period	(894)	110,908
Non-cash items
Equity related costs	406	276
Net proceeds from equity offerings in the period	406	276
Total
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)		111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)		24
Equity related costs	(488)	(384)
Net proceeds from equity offerings in the period	$ (488)	$ 111,184